Consolidated Statements Of Comprehensive Income	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net revenue:
Online games	$ 381,465,991	2,309,280,670	2,074,950,188	1,701,343,096
Licensing revenues	6,921,710	41,901,953	52,186,105	54,537,719
Other revenue, net	708,321	4,287,962	24,758,274	36,336,494
Total net revenue	389,096,022	2,355,470,585	2,151,894,567	1,792,217,309
Cost of services	(49,335,156)	(298,660,231)	(288,361,076)	(257,246,446)
Gross profit	339,760,866	2,056,810,354	1,863,533,491	1,534,970,863
Operating (expenses) income
Research and product development	(53,022,306)	(320,981,132)	(326,792,503)	(230,209,370)
Sales and marketing	(29,034,899)	(175,768,566)	(146,452,268)	(169,981,540)
General and administrative	(22,423,963)	(135,747,942)	(148,708,274)	(103,727,165)
Government financial incentives	7,394,816	44,766,000	63,644,000	47,746,000
Total operating expenses	(97,086,352)	(587,731,640)	(558,309,045)	(456,172,075)
Income from operations	242,674,514	1,469,078,714	1,305,224,446	1,078,798,788
Interest income	21,246,425	128,619,486	105,833,413	141,587,341
Investment income (loss)	1,359,685	8,231,124	(243,626,993)	3,047,619
Other income, net	5,428,281	32,861,183	34,844,307	43,558,342
Income before income tax expenses	270,708,905	1,638,790,507	1,202,275,173	1,266,992,090
Income tax expenses	(48,998,523)	(296,622,358)	(124,203,884)	(352,378,221)
Share of losses of equity investees	(1,055,341)	(6,388,717)	(6,117,163)	(8,218,001)
Net income	220,655,041	1,335,779,432	1,071,954,126	906,395,868
Net income attributable to noncontrolling interests	(13,679,486)	(82,811,504)	(78,234,120)	(26,428,994)
Net income attributable to the Company's shareholders	206,975,555	1,252,967,928	993,720,006	879,966,874
Other comprehensive income (loss), net of tax
Foreign currency translation	(483,424)	(2,926,501)	2,735,104	(84,727,808)
Unrealized holding gains (losses)	(266,736)	(1,614,739)	29,770,851	(15,997,558)
Total other comprehensive income (loss), net of tax	(750,160)	(4,541,240)	32,505,955	(100,725,366)
Comprehensive income	206,225,395	1,248,426,688	1,026,225,961	779,241,508
Comprehensive income attributable to noncontrolling interests
Comprehensive income attributable to the Company's shareholders	$ 206,225,395	1,248,426,688	1,026,225,961	779,241,508
Earnings per share:
Basic	$ 0.86	5.23	4.20	3.79
Diluted	$ 0.84	5.08	4.13	3.79
Weighted average ordinary shares:
Basic	239,652,597	239,652,597	236,796,818	232,004,879
Diluted	246,835,259	246,835,259	240,821,127	232,004,879